Distribution Date:	10/20/25	JPMBB Commercial Mortgage Securities Trust 2015-C30
Determination Date:	10/14/25
Next Distribution Date:	11/18/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C30
Servicer Revision: October - December 2025
Incorrect ARA/ASER’s were reported for the months of October, November, and December of 2025. Reporting was revised to reflect accurate ARA/ASER amounts.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Balances	9		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	10-14				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	15
		Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	17		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	19		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22-23	Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46644UAW8	1.738400%	55,133,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46644UAX6	3.087000%	87,279,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46644UAY4	3.322200%	24,337,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46644UAZ1	3.550800%	250,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46644UBA5	3.821800%	424,851,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46644UBB3	3.559100%	90,419,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46644UBE7	4.122981%	96,531,000.00	93,873,881.96	341,664.59	322,533.54	0.00	0.00	664,198.13	93,532,217.37	73.49%	22.75%
B	46644UBF4	4.122981%	88,209,000.00	88,209,000.00	0.00	303,070.04	0.00	0.00	303,070.04	88,209,000.00	48.50%	16.12%
C	46644UBG2	4.122981%	58,251,000.00	58,251,000.00	0.00	200,139.81	0.00	0.00	200,139.81	58,251,000.00	31.99%	11.75%
D	46644UBJ6	3.622981%	56,587,000.00	56,587,000.00	0.00	39,506.64	0.00	0.00	39,506.64	56,587,000.00	15.96%	7.50%
E*	46644UAL2	3.872981%	33,286,000.00	33,286,000.00	0.00	0.00	0.00	0.00	0.00	33,286,000.00	6.52%	5.00%
F	46644UAN8	3.872981%	18,308,000.00	18,308,000.00	0.00	0.00	0.00	0.00	0.00	18,308,000.00	1.33%	3.62%
NR	46644UAQ1	3.872981%	48,265,099.00	4,714,625.43	0.00	0.00	0.00	4,354.51	0.00	4,710,270.92	0.00%	0.00%
Z	46644UAS7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46644UAU2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,331,456,101.00	353,229,507.39	341,664.59	865,250.03	0.00	4,354.51	1,206,914.62	352,883,488.29

X-A	46644UBC1	0.000000%	1,028,550,000.00	93,873,881.96	0.00	0.00	0.00	0.00	0.00	93,532,217.37
X-B	46644UBD9	0.000000%	88,209,000.00	88,209,000.00	0.00	0.00	0.00	0.00	0.00	88,209,000.00
X-C	46644UAA6	0.000000%	58,251,000.00	58,251,000.00	0.00	0.00	0.00	0.00	0.00	58,251,000.00
X-D	46644UAC2	0.500000%	56,587,000.00	56,587,000.00	0.00	23,577.92	0.00	0.00	23,577.92	56,587,000.00
X-E	46644UAE8	0.250000%	33,286,000.00	33,286,000.00	0.00	6,934.58	0.00	0.00	6,934.58	33,286,000.00
X-F	46644UAG3	0.250000%	18,308,000.00	18,308,000.00	0.00	3,814.17	0.00	0.00	3,814.17	18,308,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-NR	46644UAJ7	0.250000%	48,265,099.00	4,714,625.43	0.00	982.21	0.00	0.00	982.21	4,710,270.92
Notional SubTotal			1,331,456,099.00	353,229,507.39	0.00	35,308.88	0.00	0.00	35,308.88	352,883,488.29

Deal Distribution Total					341,664.59	900,558.91	0.00	4,354.51	1,242,223.50

(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)	Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class EC, please refer to the
Exchangeable Certificate Detail page.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46644UAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46644UAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46644UAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46644UAZ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46644UBA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46644UBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46644UBE7	972.47394060	3.53942868	3.34124312	0.00000000	0.00000000	0.00000000	0.00000000	6.88067180	968.93451192
B	46644UBF4	1,000.00000000	0.00000000	3.43581766	0.00000000	0.00000000	0.00000000	0.00000000	3.43581766	1,000.00000000
C	46644UBG2	1,000.00000000	0.00000000	3.43581758	0.00000000	0.00000000	0.00000000	0.00000000	3.43581758	1,000.00000000
D	46644UBJ6	1,000.00000000	0.00000000	0.69815753	2.32099334	2.32099334	0.00000000	0.00000000	0.69815753	1,000.00000000
E	46644UAL2	1,000.00000000	0.00000000	0.00000000	3.22748423	4.19167247	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46644UAN8	1,000.00000000	0.00000000	0.00000000	3.22748416	15.25225748	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46644UAQ1	97.68187630	0.00000000	0.00000000	0.31526673	39.37370459	0.00000000	0.09022068	0.00000000	97.59165562
Z	46644UAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46644UAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46644UBC1	91.26817555	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	90.93599472
X-B	46644UBD9	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	46644UAA6	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46644UAC2	1,000.00000000	0.00000000	0.41666673	0.00000000	0.00000000	0.00000000	0.00000000	0.41666673	1,000.00000000
X-E	46644UAE8	1,000.00000000	0.00000000	0.20833323	0.00000000	0.00000000	0.00000000	0.00000000	0.20833323	1,000.00000000
X-F	46644UAG3	1,000.00000000	0.00000000	0.20833352	0.00000000	0.00000000	0.00000000	0.00000000	0.20833352	1,000.00000000
X-NR	46644UAJ7	97.68187630	0.00000000	0.02035032	0.00000000	0.00000000	0.00000000	0.00000000	0.02035032	97.59165562

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	09/01/25 - 09/30/25	30	0.00	23,577.92	0.00	23,577.92	0.00	0.00	0.00	23,577.92	0.00
X-E	09/01/25 - 09/30/25	30	0.00	6,934.58	0.00	6,934.58	0.00	0.00	0.00	6,934.58	0.00
X-F	09/01/25 - 09/30/25	30	0.00	3,814.17	0.00	3,814.17	0.00	0.00	0.00	3,814.17	0.00
X-NR	09/01/25 - 09/30/25	30	0.00	982.21	0.00	982.21	0.00	0.00	0.00	982.21	0.00
A-S	09/01/25 - 09/30/25	30	0.00	322,533.54	0.00	322,533.54	0.00	0.00	0.00	322,533.54	0.00
B	09/01/25 - 09/30/25	30	0.00	303,070.04	0.00	303,070.04	0.00	0.00	0.00	303,070.04	0.00
C	09/01/25 - 09/30/25	30	0.00	200,139.81	0.00	200,139.81	0.00	0.00	0.00	200,139.81	0.00
D	09/01/25 - 09/30/25	30	0.00	170,844.70	0.00	170,844.70	131,338.05	0.00	0.00	39,506.64	131,338.05
E	09/01/25 - 09/30/25	30	32,093.97	107,430.04	0.00	107,430.04	107,430.04	0.00	0.00	0.00	139,524.01
F	09/01/25 - 09/30/25	30	220,149.55	59,088.78	0.00	59,088.78	59,088.78	0.00	0.00	0.00	279,238.33
NR	09/01/25 - 09/30/25	30	1,885,159.37	15,216.38	0.00	15,216.38	15,216.38	0.00	0.00	0.00	1,900,375.75
Totals			2,137,402.89	1,213,632.17	0.00	1,213,632.17	313,073.25	0.00	0.00	900,558.91	2,450,476.14

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46644UBE7	4.122981%	96,531,000.00	93,873,881.96	341,664.59	322,533.54	0.00	0.00	664,198.13	93,532,217.37
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46644UBF4	4.122981%	88,209,000.00	88,209,000.00	0.00	303,070.04	0.00	0.00	303,070.04	88,209,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46644UBG2	4.122981%	58,251,000.00	58,251,000.00	0.00	200,139.81	0.00	0.00	200,139.81	58,251,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			242,991,000.03	240,333,881.96	341,664.59	825,743.39	0.00	0.00	1,167,407.98	239,992,217.37

Exchangeable Certificate Details
EC	46644UBH0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Up to the full certificate balance of the Class A-S, Class B and Class C certificates may be exchanged for Class EC certificates, and Class EC certificates may be exchanged for up to the full certificate balance of the Class A-S, Class B and Class C certificates.

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information
Total Available Distribution Amount (1)	1,242,223.50
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,216,781.80	Master Servicing Fee	1,238.58
Interest Reductions due to Nonrecoverability Determination	(201,373.33)	Certificate Administrator Fee	790.82
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	147.18
ARD Interest	0.00	Senior Trust Advisor Fee	529.84
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,015,408.47	Total Fees	2,916.42

Principal		Expenses/Reimbursements
Scheduled Principal	346,019.10	Reimbursement for Interest on Advances	2,930.69
Unscheduled Principal Collections		ASER Amount	59,954.93
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	48,303.52
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(4,354.51)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	744.00
Total Principal Collected	341,664.59	Total Expenses/Reimbursements	111,933.14

		Interest Reserve Deposit	0.00
		Gain on Sale / Excess Liquidation Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	900,558.91
Excess Liquidation Proceeds Collected	0.00	Principal Distribution	341,664.59
Excess Liquidation Proceeds Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,242,223.50
Total Funds Collected	1,357,073.06	Total Funds Distributed	1,357,073.06

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	353,229,507.39	353,229,507.39	Beginning Certificate Balance	353,229,507.39
(-) Scheduled Principal Collections	346,019.10	346,019.10	(-) Principal Distributions	341,664.59
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	4,354.51
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	4,354.51
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	4,354.51	4,354.51	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	352,883,488.29	352,883,488.29	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	355,882,394.89	355,882,394.89	Ending Certificate Balance	352,883,488.29
Ending Actual Collateral Balance	355,669,002.06	355,669,002.06

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.12%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	0	0.00	0.00%	0	0.0000	0.000000	1.35 or less	2	60,408,388.08	17.12%	(3)	4.4480	0.550497
10,000,000 to 19,999,999		2	26,929,654.15	7.63%	(18)	4.2148	2.012864	1.36 to 1.45	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		3	124,351,051.08	35.24%	(3)	4.3461	1.744431	1.56 to 1.65	1	73,632,061.31	20.87%	(3)	4.1953	1.640000
	50,000,000 or greater	3	201,602,783.06	57.13%	(3)	3.9916	2.977546	1.66 to 1.80	1	33,000,000.00	9.35%	(3)	4.2780	1.740000
	Totals	8	352,883,488.29	100.00%	(4)	4.1336	2.469396	1.81 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
								2.01 or greater	4	185,843,038.90	52.66%	(5)	3.9812	3.551265
								Totals	8	352,883,488.29	100.00%	(4)	4.1336	2.469396
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is
	used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	41,854,043.46	11.86%	(3)	4.3174	2.560000
							Office	8	264,826,151.29	75.05%	(4)	4.2821	1.943827
California	1	16,057,337.00	4.55%	(3)	4.3900	1.270000
							Retail	2	88,057,337.00	24.95%	(4)	3.6868	4.050007
Hawaii	1	72,000,000.00	20.40%	(4)	3.5300	4.670000
							Totals	10	352,883,488.29	100.00%	(4)	4.1336	2.469396
Indiana	1	44,351,051.08	12.57%	(3)	4.4690	0.290000
Louisiana	1	73,632,061.31	20.87%	(3)	4.1953	1.640000
New York	2	80,000,000.00	22.67%	(3)	4.2780	2.550750
South Carolina	1	14,116,678.29	4.00%	(3)	4.3174	2.560000
Washington	1	10,872,317.15	3.08%	(39)	3.9560	3.110000
Totals	10	352,883,488.29	100.00%	(4)	4.1336	2.469396

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.20000% or less	3	156,504,378.46	44.35%	(6)	3.8726	3.136075	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.20001% to 4.40000%	4	152,028,058.75	43.08%	(3)	4.3043	2.418882	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	1	44,351,051.08	12.57%	(3)	4.4690	0.290000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	8	352,883,488.29	100.00%	(4)	4.1336	2.469396
	Totals	8	352,883,488.29	100.00%	(4)	4.1336	2.469396	Totals	8	352,883,488.29	100.00%	(4)	4.1336	2.469396
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	8	352,883,488.29	100.00%	(4)	4.1336	2.469396	Interest Only	4	162,872,317.15	46.15%	(6)	3.9258	3.524926
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	4	190,011,171.14	53.85%	(3)	4.3116	1.564625
	Totals	8	352,883,488.29	100.00%	(4)	4.1336	2.469396	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	8	352,883,488.29	100.00%	(4)	4.1336	2.469396
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	7	296,912,766.54	84.14%	(5)	4.0989	2.452317			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	55,970,721.75	15.86%	(3)	4.3174	2.560000
	Totals	8	352,883,488.29	100.00%	(4)	4.1336	2.469396
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	304190001	OF	New Orleans	LA	Actual/360	4.195%	258,059.44	181,809.16	0.00	N/A	07/01/25	--	73,813,870.47	73,632,061.31	10/01/25
2	304190002	RT	Aiea	HI	Actual/360	3.530%	211,800.00	0.00	0.00	N/A	06/01/25	--	72,000,000.00	72,000,000.00	10/01/25
3	304190003	OF	Various	Various	Actual/360	4.317%	0.00	0.00	0.00	N/A	07/01/25	--	55,970,721.75	55,970,721.75	05/01/24
6	304190006	OF	Indianapolis	IN	Actual/360	4.469%	165,513.17	91,957.79	0.00	N/A	07/01/25	--	44,443,008.87	44,351,051.08	06/01/25
8	304190008	OF	New York	NY	Actual/360	4.278%	167,555.00	0.00	0.00	N/A	07/01/25	--	47,000,000.00	47,000,000.00	09/01/25
13	304190013	OF	New York	NY	Actual/360	4.278%	117,645.00	0.00	0.00	N/A	07/01/25	--	33,000,000.00	33,000,000.00	08/01/25
24	883100415	RT	Fresno	CA	Actual/360	4.390%	58,866.25	33,665.27	0.00	N/A	07/06/25	--	16,091,002.27	16,057,337.00	09/06/25
26	304190026	OF	Seattle	WA	Actual/360	3.956%	35,969.61	38,586.88	0.00	07/01/22	01/31/26	--	10,910,904.03	10,872,317.15	05/01/25
Totals							1,015,408.47	346,019.10	0.00				353,229,507.39	352,883,488.29
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,983,658.15	3,262,214.75	01/01/25	03/31/25	10/14/25	18,453,467.62	0.00	0.00	0.00	0.00	0.00
2	23,612,845.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	14,082,341.00	13,674,313.00	10/01/20	09/30/21	03/11/25	8,846,666.44	330,957.81	(391.80)	5,252,019.96	0.00	0.00
6	2,819,940.88	600,726.28	01/01/25	03/31/25	10/14/25	11,110,752.22	41,332.00	215,827.86	987,796.58	0.00	0.00
8	6,688,304.71	1,723,456.53	01/01/25	03/31/25	10/14/25	11,750,000.00	0.00	167,359.17	167,359.17	0.00	0.00
13	2,643,691.12	729,758.37	01/01/25	03/31/25	--	0.00	0.00	117,414.00	238,931.92	0.00	0.00
24	1,536,793.00	0.00	--	--	10/14/25	4,022,750.57	0.00	92,395.20	92,395.20	0.00	0.00
26	2,646,227.43	2,782,615.00	07/01/24	06/30/25	09/11/25	5,656,166.66	37,866.62	55,857.18	334,682.38	0.00	0.00
Totals	67,013,801.29	22,773,083.93				59,839,803.51	410,156.43	648,461.62	7,073,185.21	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/20/25	0	0.00	0	0.00	1	10,872,317.15	0	0.00	0	0.00	1	33,000,000.00	0	0.00	0	0.00	4.133557%	3.872857%	(4)
09/17/25	0	0.00	0	0.00	1	10,910,904.03	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.133681%	3.872981%	(3)
08/15/25	0	0.00	1	10,948,164.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.156381%	3.909924%	(2)
07/17/25	1	10,985,299.45	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.209061%	4.035144%	(1)
06/17/25	0	0.00	0	0.00	1	56,391,496.64	0	0.00	0	0.00	0	0.00	0	0.00	6	65,959,888.64	4.193053%	4.112551%	0
05/16/25	0	0.00	0	0.00	1	56,528,462.90	0	0.00	0	0.00	0	0.00	1	90,414.02	1	7,418,367.98	4.225876%	4.191358%	1
04/17/25	0	0.00	0	0.00	1	56,671,693.17	0	0.00	0	0.00	0	0.00	1	119,436.52	1	7,098,936.85	4.227263%	4.193152%	2
03/17/25	0	0.00	0	0.00	1	56,807,621.58	0	0.00	0	0.00	0	0.00	1	76,528.27	4	14,271,933.95	4.246160%	4.212501%	3
02/18/25	0	0.00	0	0.00	2	96,963,465.11	0	0.00	0	0.00	0	0.00	1	59,403.87	0	0.00	4.244322%	4.200838%	4
01/17/25	0	0.00	0	0.00	2	97,098,312.80	0	0.00	1	0.00	0	0.00	1	174,057.70	1	9,448,696.78	4.244507%	4.201029%	5
12/17/24	0	0.00	0	0.00	3	113,323,455.53	0	0.00	1	16,090,794.51	0	0.00	1	106,628.61	0	0.00	4.240916%	4.193858%	6
11/18/24	0	0.00	0	0.00	3	113,507,919.94	0	0.00	1	16,134,553.15	0	0.00	1	133,189.34	0	0.00	4.241087%	4.194032%	7
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	304190003	05/01/24	16	5	(391.80)	5,252,019.96	0.00	58,179,668.55	02/16/22	2
6	304190006	06/01/25	3	5	215,827.86	987,796.58	3,198.50	44,705,876.21	06/30/25	13
8	304190008	09/01/25	0	5	167,359.17	167,359.17	186.00	47,000,000.00	07/08/25	11
13	304190013	08/01/25	1	5	117,414.00	238,931.92	9,923.24	33,000,000.00	05/16/25	1
24	883100415	09/06/25	0	5	92,395.20	92,395.20	293,353.31	16,091,002.27	09/23/24	3
26	304190026	05/01/25	4	6	55,857.18	334,682.38	7,036.00	11,060,393.72	06/18/25	13
Totals					648,461.62	7,073,185.21	313,697.05	210,036,940.75
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		342,011,171	145,632,061	196,379,110		0
0 - 6 Months		10,872,317	0	10,872,317		0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	352,883,488	208,689,398	33,000,000	0	111,194,090	0
Sep-25	353,229,507	120,813,870	88,091,002	33,000,000	111,324,635	0
Aug-25	375,063,907	93,368,337	0	74,070,751	207,624,819	0
Jul-25	428,879,314	97,852,009	10,985,299	0	320,042,005	0
Jun-25	642,038,324	511,864,470	0	0	130,173,854	0
May-25	795,290,237	738,761,774	0	0	56,528,463	0
Apr-25	811,062,793	754,391,100	0	0	56,671,693	0
Mar-25	851,464,388	794,656,766	0	0	56,807,622	0
Feb-25	928,441,552	831,478,087	0	0	96,963,465	0
Jan-25	929,955,138	832,856,826	0	0	97,098,313	0
Dec-24	977,234,421	863,910,966	0	0	97,232,661	16,090,795
Nov-24	978,968,804	865,460,884	0	0	97,373,367	16,134,553
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	304190001	73,632,061.31	73,632,061.31	180,600,000.00	04/24/15	3,039,614.75	1.64000	03/31/25	07/01/25	236
2	304190002	72,000,000.00	72,000,000.00	427,500,000.00	04/15/15	21,849,586.00	4.67000	12/31/24	06/01/25	I/O
3	304190003	55,970,721.75	58,179,668.55	116,200,000.00	02/01/25	11,687,018.00	2.56000	09/30/21	07/01/25	236
6	304190006	44,351,051.08	44,705,876.21	28,800,000.00	09/27/21	226,632.03	0.29000	03/31/25	07/01/25	236
8	304190008	47,000,000.00	47,000,000.00	84,500,000.00	04/21/15	1,568,457.03	3.12000	03/31/25	07/01/25	I/O
13	304190013	33,000,000.00	33,000,000.00	56,000,000.00	04/21/15	613,148.12	1.74000	03/31/25	07/01/25	I/O
24	883100415	16,057,337.00	16,091,002.27	25,400,000.00	05/09/15	1,406,273.00	1.27000	12/31/24	07/06/25	236
26	304190026	10,872,317.15	11,060,393.72	5,700,000.00	07/23/25	2,782,615.00	3.11000	06/30/25	01/31/26	I/O
Totals		352,883,488.29	355,669,002.06	924,700,000.00		43,173,343.93

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	304190001	OF	LA	07/15/25	13
2	304190002	RT	HI	05/22/25	13
3	304190003	OF	Various	02/16/22	2
6	304190006	OF	IN	06/30/25	13
8	304190008	OF	NY	07/08/25	11
13	304190013	OF	NY	05/16/25	1

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
24	883100415	RT	CA	09/23/24	3

26	304190026	OF	WA	06/18/25	13

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
13	304190013	0.00	4.27800%	0.00	4.27800%	8	10/03/25	10/01/25	--
23	304060012	17,968,351.41	4.52700%	17,968,351.41	4.52700%	10	06/05/20	06/01/20	08/11/20
28	304190028	12,856,623.90	4.69000%	12,856,623.90	4.69000%	10	08/28/20	08/01/20	10/13/20
33	695100516	11,142,914.05	4.46900%	11,142,914.05	4.46900%	10	09/11/20	07/06/20	10/13/20
51	883100420	4,833,891.26	4.70000%	4,833,891.26	4.70000%	10	07/06/20	07/06/20	11/12/20
63	695100501	3,544,368.52	4.61700%	3,544,368.52	4.61700%	10	08/04/20	06/06/20	09/11/20
Totals		50,346,149.14		50,346,149.14
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	304060002	03/17/25	40,000,000.00	25,900,000.00	8,606,763.10	2,016,494.17	8,606,763.10	6,590,268.93	33,409,731.07	0.00	0.00	33,409,731.07	83.52%
14	304190014	01/17/25	16,090,794.51	9,500,000.00	10,991,555.97	1,500,811.10	10,991,555.97	9,490,744.87	6,600,049.64	(4,354.51)	(4,354.51)	6,604,404.15	20.17%
23	304060012	02/17/22	17,388,211.76	64,000,000.00	14,950,637.60	1,163,112.89	14,950,637.60	13,787,524.71	3,600,687.05	0.00	60,158.76	3,540,528.29	18.57%
51	883100420	10/18/21	4,699,459.88	9,600,000.00	5,679,478.11	654,628.31	5,679,478.11	5,024,849.80	0.00	0.00	(165.00)	165.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			78,178,466.15	109,000,000.00	40,228,434.78	5,335,046.47	40,228,434.78	34,893,388.31	43,610,467.76	(4,354.51)	55,639.25	43,554,828.51

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/17/22	0.00	1,192.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	304060002	03/17/25	0.00	0.00	33,409,731.07	0.00	0.00	33,409,731.07	0.00	0.00	33,409,731.07
14	304190014	10/20/25	0.00	0.00	6,604,404.15	0.00	0.00	4,354.51	0.00	0.00	6,604,404.15
		01/17/25	0.00	0.00	6,600,049.64	0.00	0.00	6,600,049.64	0.00	0.00
23	304060012	12/15/23	0.00	0.00	3,540,528.29	0.00	0.00	(60,158.76)	0.00	0.00	3,540,528.29
		02/17/22	0.00	0.00	3,600,687.05	0.00	0.00	3,600,687.05	0.00	0.00
51	883100420	03/17/22	0.00	0.00	165.00	0.00	0.00	165.00	0.00	0.00	165.00
		10/18/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	4,354.51	0.00	0.00	4,354.51
Cumulative Totals			0.00	1,192.37	43,554,828.51	0.00	0.00	43,554,828.51	0.00	0.00	43,554,828.51

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	15,377.89	0.00	0.00	0.00	0.00	0.00	1,923.03	0.00	186.00	0.00
3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	201,373.33	0.00	0.00	0.00	0.00
6	0.00	0.00	9,258.96	0.00	0.00	41,332.00	0.00	0.00	0.00	0.00	186.00	0.00
8	0.00	0.00	9,791.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	186.00	0.00
13	0.00	0.00	6,875.00	0.00	0.00	0.00	0.00	0.00	1,007.66	0.00	0.00	0.00
24	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	3,500.00	0.00	0.00	18,622.93	0.00	0.00	0.00	0.00	186.00	0.00
Total	0.00	0.00	48,303.52	0.00	0.00	59,954.93	0.00	201,373.33	2,930.69	0.00	744.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		313,306.47

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28